Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 257,290	$ 235,983	$ 226,524
Other comprehensive gain (loss), net of tax
Foreign currency translation adjustment	15,993	6,211	(39,378)
Unrealized (loss) gain on cash flow hedging instruments	(702)	(965)	2,713
Reclassification of (gain) loss on cash flow hedging instruments into earnings	(358)	323	(1,993)
Unrealized (loss) gain on available-for-sale securities	(15)	14	(8)
Other comprehensive gain (loss)	14,918	5,583	(38,666)
Comprehensive income	272,208	241,566	187,858
Less: comprehensive income attributable to non-controlling interest	54,678	55,382	38,086
Comprehensive income attributable to Watsco, Inc.	$ 217,530	$ 186,184	$ 149,772